Employee Benefit Plans (Estimated Fair Value on a Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8,750	$ 7,776	$ 7,879
Pension Benefits U.S. Plans [Member] | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,001	4,971
Pension Benefits U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,718	2,132
Pension Benefits U.S. Plans [Member] | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254	292
Pension Benefits U.S. Plans [Member] | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	735	729
Pension Benefits U.S. Plans [Member] | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,828	1,090
Pension Benefits U.S. Plans [Member] | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	270	219
Pension Benefits U.S. Plans [Member] | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	196	509
Pension Benefits U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,345	1,763
Pension Benefits U.S. Plans [Member] | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	951	1,303
Pension Benefits U.S. Plans [Member] | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	394	460
Pension Benefits U.S. Plans [Member] | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	767	600
Pension Benefits U.S. Plans [Member] | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	462	362
Pension Benefits U.S. Plans [Member] | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	85	13
Pension Benefits U.S. Plans [Member] | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	90	67
Pension Benefits U.S. Plans [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,179	2,588
Pension Benefits U.S. Plans [Member] | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,605	924
Pension Benefits U.S. Plans [Member] | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 1 | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,605	924
Pension Benefits U.S. Plans [Member] | Level 1 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 1 | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,345	1,593
Pension Benefits U.S. Plans [Member] | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	951	1,133
Pension Benefits U.S. Plans [Member] | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	394	460
Pension Benefits U.S. Plans [Member] | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	189	53
Pension Benefits U.S. Plans [Member] | Level 1 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29	1
Pension Benefits U.S. Plans [Member] | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	17
Pension Benefits U.S. Plans [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,651	4,316
Pension Benefits U.S. Plans [Member] | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,291	3,958
Pension Benefits U.S. Plans [Member] | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,638	2,073
Pension Benefits U.S. Plans [Member] | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254	292
Pension Benefits U.S. Plans [Member] | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	718	718
Pension Benefits U.S. Plans [Member] | Level 2 | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	223	166
Pension Benefits U.S. Plans [Member] | Level 2 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	270	219
Pension Benefits U.S. Plans [Member] | Level 2 | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	188	490
Pension Benefits U.S. Plans [Member] | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	22
Pension Benefits U.S. Plans [Member] | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	22
Pension Benefits U.S. Plans [Member] | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	0
Pension Benefits U.S. Plans [Member] | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	273	309
Pension Benefits U.S. Plans [Member] | Level 2 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56	12
Pension Benefits U.S. Plans [Member] | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	15
Pension Benefits U.S. Plans [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	920	872
Pension Benefits U.S. Plans [Member] | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	105	89
Pension Benefits U.S. Plans [Member] | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	59	19	32
Pension Benefits U.S. Plans [Member] | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	11	8	5
Pension Benefits U.S. Plans [Member] | Level 3 | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 3 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 3 | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	19	7	2
Pension Benefits U.S. Plans [Member] | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	148
Pension Benefits U.S. Plans [Member] | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	148	137	206
Pension Benefits U.S. Plans [Member] | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	743	600	447	531
Pension Benefits U.S. Plans [Member] | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 3 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans [Member] | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72	35	1	4
Pension Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	253	248	224
Pension Benefits Non-U.S. Plans [Member] | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	156	123
Pension Benefits Non-U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	27
Pension Benefits Non-U.S. Plans [Member] | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	90	96
Pension Benefits Non-U.S. Plans [Member] | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57	83
Pension Benefits Non-U.S. Plans [Member] | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	32
Pension Benefits Non-U.S. Plans [Member] | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	6
Pension Benefits Non-U.S. Plans [Member] | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Pension Benefits Non-U.S. Plans [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2
Pension Benefits Non-U.S. Plans [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	32
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	32
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 1 | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	216	212
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	156	123
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	27
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	90	96
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57	83
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	6
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 2 | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2	13	13
Pension Benefits Non-U.S. Plans [Member] | Level 3 | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2	7	8
Other Postretirement Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,426	1,352	1,320
Other Postretirement Benefits U.S. Plans [Member] | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	710	608
Other Postretirement Benefits U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	289	248
Other Postretirement Benefits U.S. Plans [Member] | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	33
Other Postretirement Benefits U.S. Plans [Member] | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	68	63
Other Postretirement Benefits U.S. Plans [Member] | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	181	140
Other Postretirement Benefits U.S. Plans [Member] | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74	70
Other Postretirement Benefits U.S. Plans [Member] | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63	54
Other Postretirement Benefits U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	268	298
Other Postretirement Benefits U.S. Plans [Member] | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	188	196
Other Postretirement Benefits U.S. Plans [Member] | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	102
Other Postretirement Benefits U.S. Plans [Member] | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	447	439
Other Postretirement Benefits U.S. Plans [Member] | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	4
Other Postretirement Benefits U.S. Plans [Member] | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits U.S. Plans [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	493	569
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	211	267
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42	77
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	169	135
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	55
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	268	298
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	188	196
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	102
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	0
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	4
Other Postretirement Benefits U.S. Plans [Member] | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	930	782
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	496	340
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	244	170
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	33
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	68	63
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12	5
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74	15
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63	54
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	433	439
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits U.S. Plans [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	1
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	1
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	1	4	4
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Federal agencies securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	1	1
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	3	5
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans [Member] | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0	1
Other Postretirement Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	14	15
Other Postretirement Benefits Non-U.S. Plans [Member] | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	14
Other Postretirement Benefits Non-U.S. Plans [Member] | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	14
Other Postretirement Benefits Non-U.S. Plans [Member] | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 1 | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	14
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	14
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	14
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 2 | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits Non-U.S. Plans [Member] | Level 3 | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0